2. Business Acquisition and Contingent Consideration: Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2017		Mar. 31, 2016
Payable to Corporation	$ 1,257,995	[1]	$ 831,632		$ 409,861
Business Combination, Contingent Consideration, Liability	758,953		1,031,179		1,172,654
Business Combination, Liabilities Arising from Contingencies, Amount Recognized	2,016,948		1,862,811		1,582,515
Loss on change in fair value of contingent consideration	83,189		154,137		280,296
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(295,191)		(272,226)		(141,475)
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings	83,189		154,137		280,296
Payable to Corporation	1,257,995	[1]	831,632		409,861	$ 1,636,365	[1]	$ 1,257,995	[1]
Business Combination, Contingent Consideration, Liability	758,953		1,031,179		1,172,654	463,772		758,953
Business Combination, Liabilities Arising from Contingencies, Amount Recognized	2,016,948		1,862,811		1,582,515	2,105,137		2,016,948
Payable to Corporation	1,636,365	[1]	1,257,995	[1]	831,632
Business Combination, Contingent Consideration, Liability	463,772		758,953		1,031,179
Business Combination, Liabilities Arising from Contingencies, Amount Recognized	2,105,137		2,016,948		1,862,811
Contingent consideration, current portion						339,080		461,211
Contingent consideration						124,692		$ 297,742
Accounts Payable
Loss on change in fair value of contingent consideration	378,370		$ 426,363		$ 421,771
Boston Scientific Corp.
Payable to Corporation	1,636,365					$ 1,636,365
Payable to Corporation	$ 1,636,365

[1]	Payable to Boston Scientific Corporation